UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2018

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund Institutional Class Shares, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2018 were as follows:

	6-months Ended 4/30/18*	1 Year Ended 4/30/18*	3 Years Ended 4/30/18*	Since Inception*

LSV Global Value Fund, Institutional Class Shares	2.78%	13.19%	6.53%	6.19%

Benchmark:
MSCI All Country World Index	3.56%	14.16	7.43	6.75

Broad Market:
MSCI All Country World Value Index	2.11%	10.59	5.79	4.53

*Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class Shares performance as of 3/31/18: 14.46% (1 year) and 6.41% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUNDLSV (888-386-3578). As stated in the Fund’s prospectus, the Fund’s gross expense ratio is 4.52%. Its net expense ratio is 0.90%. The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2019.

Global stocks as represented by the MSCI AC World Index finished up 3.56% for the six months ending April 30, 2018. Value stocks broadly underperformed across the globe—The MSCI AC World Value Index gained 2.11% while the MSCI AC World Growth Index was up 4.99%. The LSV Global Value Fund advanced 2.78%. Global equity markets advanced over the period despite the heightened volatility in recent months. Ongoing strength in global economic data coupled with healthy corporate earnings and eased geopolitical / global trade tensions underpinned market gains. From a sector perspective, cyclical sectors generally outperformed while more defensive segments of the market lagged.

The underperformance of global value stocks has proven to be a head-wind for our deep value approach. Performance attribution indicates that stock selection contributed to the bulk of the Fund’s relative underperformance, while sector selection was flat for the period. From a stock selection perspective, deeper value stocks within the Information Technology and Consumer Discretionary sectors struggled and our holdings underperformed. From a sector perspective, returns were more muted as gains from our underweight to the Consumer Staples sector were offset by losses from our underweight to Energy stocks—which rallied over the past six months thanks to a rebound in oil prices. Top individual contributors included overweight positions in Valero Energy, Kohl’s, Smurfit Kappa, Norbord Inc., NetApp and Seagate Technology. Not holding General Electric and Apple also contributed positively. Main individual detractors included not holding Amazon, Microsoft and Netflix as well as overweights to Mixi, Cirrus Logic, Pilgrim’s Pride, Mortgage Guaranty Insurance, Radian Group and Meritor.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.6x forward earnings compared to 15.4x for the core benchmark, 1.6x book value compared to 2.3x for the benchmark and 7.0x cash flow compared to 11.3x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials and Materials sectors while underweight Information Technology and Consumer Staples.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2018	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)

U.S. Common Stock (53.9%)
Aerospace & Defense (1.3%)
Huntington Ingalls Industries	70	$17
Moog, Cl A	200	16
Spirit AeroSystems Holdings, Cl A	400	32
Triumph Group	200	5

		70

Agricultural Products (0.8%)
Fresh Del Monte Produce	400	20
Ingredion	200	24

		44

Air Freight & Logistics (0.4%)
FedEx	80	20

Aircraft (1.5%)
Delta Air Lines	500	26
JetBlue Airways*	900	17
United Continental Holdings*	500	34

		77

Apparel Retail (0.5%)
Gap	900	26

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	300	42

Automotive (2.5%)
Ford Motor	1,700	19
General Motors	800	29
Goodyear Tire & Rubber	1,200	30
Lear	160	30
Winnebago Industries	600	23

		131

LSV Global Value Fund

	Shares	Value (000)

Automotive Retail (0.2%)
Group 1 Automotive	200	$13

Banks (4.0%)
Bank of America	1,700	51
CIT Group	500	26
Citizens Financial Group	900	37
JPMorgan Chase	400	44
PNC Financial Services Group	100	15
Regions Financial	1,400	26
Wells Fargo	200	10

		209

Biotechnology (1.9%)
Amgen	300	52
Biogen*	100	27
Gilead Sciences	300	22

		101

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	400	4

Chemicals (2.3%)
Celanese, Cl A	250	27
Eastman Chemical	300	30
Huntsman	1,100	33
LyondellBasell Industries, Cl A	300	32

		122

Commodity Chemicals (0.2%)
Kronos Worldwide	400	9

Computers & Services (2.5%)
Dell Technologies, Cl V*	55	4
DXC Technology	51	5
Hewlett Packard Enterprise	1,900	33
HP	1,500	32
NetApp	200	13
Seagate Technology	400	23
Western Digital	300	24

		134

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	14

Drug Retail (0.8%)
Walgreens Boots Alliance	600	40

Electrical Services (1.2%)
FirstEnergy	700	24
Public Service Enterprise Group	700	37

		61

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2018	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Financial Services (2.2%)
Capital One Financial	400	$36
Citigroup	800	55
Discover Financial Services	400	28

		119

Food, Beverage & Tobacco (1.3%)
Britvic	2,500	25
JM Smucker	200	23
Pilgrim’s Pride*	800	17
SUPERVALU*	214	4

		69

General Merchandise Stores (0.8%)
Target	600	44

Health Care Distributors (0.6%)
Cardinal Health	200	13
McKesson	120	19

		32

Health Care Facilities (0.5%)
HCA Holdings	300	29

Health Care Services (0.3%)
Quest Diagnostics	140	14

Homefurnishing Retail (0.4%)
Aaron’s	500	21

Hotels & Lodging (0.4%)
Wyndham Worldwide	200	23

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	160	25

Information Technology (0.4%)
Natixis	2,600	21

Insurance (4.5%)
Aetna	160	29
Aflac	600	27
Allstate	300	29
American Financial Group	150	17
Anthem	80	19
Hartford Financial Services Group	400	22
Lincoln National	400	28
MGIC Investment*	1,700	17
Prudential Financial	240	26
Travelers	200	26

		240

LSV Global Value Fund

	Shares	Value (000)

IT Consulting & Other Services (0.8%)
International Business Machines	300	$44

Machinery (2.0%)
Cummins	200	32
Meritor*	1,500	29
Trinity Industries	500	16
Volvo, Cl B	1,600	27

		104

Motorcycle Manufacturers (0.2%)
Harley-Davidson	200	8

Multimedia (0.2%)
Viacom, Cl B	300	9

Office Electronics (0.3%)
Xerox	575	18

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	1,600	6

Paper & Paper Products (0.2%)
Domtar	200	9

Paper Packaging (0.6%)
International Paper	400	21
Packaging of America	100	11
WestRock	37	2

		34

Petroleum & Fuel Products (2.8%)
Chevron	150	19
China Petroleum & Chemical, Cl H	38,000	37
ExxonMobil	200	16
PBF Energy, Cl A	500	19
Valero Energy	500	55

		146

Pharmaceuticals (3.4%)
AbbVie	400	39
Johnson & Johnson	350	44
Lannett*	500	8
Merck	500	29
Pfizer	1,700	62

		182

Printing & Publishing (0.0%)
Gannett	150	2

Reinsurance (0.7%)
Everest Re Group	100	23

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2018	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Reinsurance (continued)
Validus Holdings	200	$14

		37

Retail (1.5%)
Brinker International	200	9
Dillard’s, Cl A	100	8
Kohl’s	500	31
Kroger	800	20
Macy’s	400	12

		80

Semi-Conductors/Instruments (4.0%)
Applied Materials	700	35
Cirrus Logic*	600	22
Flextronics International*	600	8
Intel	1,300	67
Lam Research	200	37
Orbotech*	400	23
TE Connectivity	200	18

		210

Specialized REIT’s (0.2%)
Hospitality Properties Trust	500	13

Technology Distributors (0.6%)
Arrow Electronics*	300	22
Avnet	300	12

		34

Telephones & Telecommunications (2.8%)
AT&T	500	16
Cisco Systems	1,300	57
Corning	1,100	30
Juniper Networks	800	20
Verizon Communications	500	25

		148

Thrifts & Mortgage Finance (0.3%)
Radian Group	1,100	16

TOTAL U.S. COMMON STOCK (Cost $2,484)		2,854

Foreign Common Stock (44.5%)
Australia (1.4%)
Asaleo Care	7,900	8
Australian Pharmaceutical Industries	21,000	21
BlueScope Steel	1,900	24
Fortescue Metals Group	6,000	21

LSV Global Value Fund

	Shares	Value (000)

Australia (continued)
Retail Food Group	2,100	$1

		75

Austria (0.5%)
Voestalpine	500	26

Belgium (0.5%)
Solvay	170	24

Canada (3.4%)
Air Canada, Cl B*	1,200	24
BRP	500	20
Canadian Imperial Bank of Commerce	130	11
Industrial Alliance Insurance & Financial Services	600	25
Magna International	700	41
National Bank of Canada	300	14
Norbord	1,100	46

		181

Chile (0.4%)
Enel Americas	81,400	19

China (2.5%)
Air China, Cl H	12,000	16
China CITIC Bank, Cl H	24,000	17
China Resources Power Holdings	8,000	16
China Telecom, Cl H	64,000	31
Great Wall Motor, Cl H	14,500	15
Shanghai Pharmaceuticals Holding, Cl H	4,000	11
Sinotrans, Cl H	49,000	28

		134

France (3.0%)
Atos	160	22
AXA	800	23
BNP Paribas	300	23
Renault	140	15
Sanofi	500	39
Total	600	38

		160

Germany (2.9%)
Allianz	60	14
BASF	200	21
Daimler	300	24

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2018	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Germany (continued)
Deutsche Post	500	$22
Leoni	500	31
Muenchener Rueckversicherungs	50	11
Siemens	100	13
Volkswagen	100	20

		156

Hong Kong (2.0%)
China Water Affairs Group	30,000	28
Nine Dragons Paper Holdings	17,000	25
PAX Global Technology	21,000	10
Skyworth Digital Holdings	22,000	10
SmarTone Telecommunications Holdings	6,500	7
WH Group	23,000	24

		104

Hungary (0.5%)
MOL Hungarian Oil & Gas	2,400	28

Indonesia (0.3%)
Bank Negara Indonesia Persero	27,700	16

Ireland (0.6%)
Smurfit Kappa Group	700	30

Israel (0.3%)
Bank Hapoalim	1,700	11
Teva Pharmaceutical Industries	200	4

		15

Italy (1.2%)
Astaldi	900	3
Enel	7,000	44
Mediobanca	1,600	19

		66

Japan (8.4%)
Dowa Holdings	600	22
Heiwado	1,200	29
Isuzu Motors	1,500	23
ITOCHU	2,100	42
Kaken Pharmaceutical	400	24
KDDI	1,700	46

LSV Global Value Fund

	Shares	Value (000)

Japan (continued)
Konoike Transport	800	$14
Lintec	500	14
Mixi	800	26
Nippon Telegraph & Telephone	900	43
Nissan Motor	2,500	26
Nitto Kogyo	500	9
ORIX	1,600	28
Resona Holdings	3,100	18
Senshu Ikeda Holdings	2,400	9
Shindengen Electric Manufacturing	300	19
SKY Perfect JSAT Holdings	1,500	7
Towa Pharmaceutical	200	13
Tsubakimoto Chain	2,000	17
Valor	500	14

		443

Netherlands (1.3%)
Aegon	3,100	23
Philips Lighting(A)	1,000	30
Royal Dutch Shell, Cl B	500	18

		71

New Zealand (0.1%)
SKY Network Television	1,700	3

Norway (0.9%)
DNB	1,800	34
Marine Harvest	600	13

		47

Russia (0.6%)
LUKOIL PJSC ADR	370	24
X5 Retail Group GDR*	300	9

		33

South Africa (0.2%)
Barclays Africa Group	800	12

South Korea (2.5%)
Korea Electric Power	400	14
LG Uplus	2,500	29
Samsung Electronics	27	67
SK Telecom	100	21

		131

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2018	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Spain (0.7%)
Distribuidora Internacional de Alimentacion	2,700	$12
Mapfre	7,500	26

		38

Sweden (1.1%)
Bilia, Cl A	2,900	24
Hemfosa Fastigheter	1,000	13
Inwido	1,500	13
Nordea Bank	900	9

		59

Switzerland (1.8%)
Credit Suisse Group	900	15
Roche Holding AG	80	18
Swiss Life Holding	60	21
Swiss Re	200	19
UBS Group	1,300	22

		95

Taiwan (1.6%)
Compeq Manufacturing	28,000	28
Hon Hai Precision Industry	8,000	22
Mitac Holdings	18,000	20
Pegatron	6,000	14

		84

Thailand (0.6%)
Krung Thai Bank	21,700	13
Pruksa Holding	24,700	17

		30

Turkey (0.8%)
Eregli Demir ve Celik Fabrikalari	6,500	16
KOC Holding	5,500	18
TAV Havalimanlari Holding	1,600	9

		43

United Kingdom (4.4%)
3i Group	1,700	22
Acacia Mining	4,300	9
BAE Systems	4,500	38
Bellway	400	18
Berkeley Group Holdings	400	22
BP	1,800	13
Centrica	2,800	6
Halfords Group	2,500	13
J Sainsbury	6,000	26
Lloyds Banking Group	43,500	39

LSV Global Value Fund

	Shares	Value (000)

United Kingdom (continued)
Old Mutual	3,000	$10
Restaurant Group	200	1
Senior	3,500	14

		231

TOTAL FOREIGN COMMON STOCK (Cost $2,210)		2,354

	Shares	Value (000)

Preferred Stock (0.3%)
Brazil (0.3%)
Itausa 55.50%	4,961	19

TOTAL PREFERRED STOCK (Cost $16)		19

	Face Amount (000)

Repurchase Agreement (0.3%)
Morgan Stanley 1.560%, dated 04/30/18, to be repurchased on 05/01/18, repurchased price $15 (collateralized by various U.S. Treasury Bills and Notes, par values ranging from $0 - $7, 0.000% - 2.750%, 10/04/18 – 02/15/28; with a total market value of $15)	$15	15

TOTAL REPURCHASE AGREEMENT (Cost $15)		15

Total Investments – 99.0% (Cost $4,725)		$5,242

Percentages are based on Net Assets of $5,293 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2018	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
U.S.Common Stock United States	$2,854	$–	$–	$2,854

Total U.S. Common Stock	2,854	–	–	2,854

Foreign Common Stock
Australia	$42	$33	$–	$75
Austria	26	–	–	26
Belgium	24	–	–	24
Canada	181	–	–	181
Chile	19	–	–	19
China	–	134	–	134
France	76	84	–	160
Germany	156	–	–	156
Hong Kong	–	104	–	104
Hungary	–	28	–	28
Indonesia	–	16	–	16
Ireland	–	30	–	30
Israel	11	4	–	15
Italy	19	47	–	66
Japan	–	443	–	443
Netherlands	23	48	–	71
New Zealand	–	3	–	3
Norway	34	13	–	47
Russia	24	9	–	33
South Africa	–	12	–	12
South Korea	21	110	–	131
Spain	–	38	–	38
Sweden	9	50	–	59
Switzerland	–	95	–	95
Taiwan	28	56	–	84
Thailand	–	30	–	30
Turkey	–	43	–	43
United Kingdom	124	107	–	231

Total Foreign Common Stock	817	1,537	–	2,354

Total Preferred Stock	19	–	–	19

Total Repurchase Agreement	–	15	–	15

Total Investments in Securities	$3,690	$1,552	$–	$5,242

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the six months ended April 30, 2018, there were transfers of $1,662 (000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six months ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2018	(Unaudited)

	LSV Global Value Fund
Assets:
Investments at Value (Cost $4,725)	$5,242
Foreign Currency, at Value (Cost $25)	24
Dividends and Interest Receivable	13
Receivable for Investment Securities Sold	8
Receivable due from Investment Adviser	6
Reclaim Receivable	2
Prepaid Expenses	27
Total Assets	5,322
Liabilities:
Payable for Investment Securities Purchased	4
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	25
Total Liabilities	29
Net Assets	$5,293

Net Assets Consist of:
Paid-in Capital	$4,679
Undistributed Net Investment Income	9
Accumulated Net Realized Gain on Investments	88
Net Unrealized Appreciation on Investments	517
Net Assets	$5,293

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($4,822 ÷ 414,957 shares)(1)	$11.62

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($471 ÷ 40,571 shares)(1)	$11.62	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2018	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$65
Interest Income	—
Foreign Taxes Withheld	(4)
Total Investment Income	61
Expenses:
Investment Advisory Fees	19
Administration Fees	1
Distribution Fees - Investor Class	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	26
Registration and Filing Fees	15
Custodian Fees	9
Pricing Fees	5
Printing Fees	1
Professional Fees	1
Insurance and Other Fees	—
Total Expenses	78
Less: Waiver of Investment Advisory Fees	(19)
Less: Reimbursement of Expenses From Investment Adviser	(36)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	23
Net Investment Income	38
Net Realized Gain on Investments	88
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19)
Net Realized and Unrealized Gain on Investments	69
Net Increase in Net Assets Resulting from Operations	$107

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2018 (Unaudited) And for the year ended October 31, 2017

	LSV Global Value Fund
	11/1/2017 to 04/30/2018	11/1/2016 to 10/31/2017

Operations:
Net Investment Income	$38	$67
Net Realized Gain on Investments	88	15
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19)	707
Net Increase in Net Assets Resulting from Operations	107	789
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(78)	(57)
Investor Class Shares	(7)	(4)
Net Realized Gain:
Institutional Class Shares	(14)	(21)
Investor Class Shares	(2)	(2)
Total Dividends and Distributions	(101)	(84)
Capital Share Transactions:
Institutional Class Shares:
Issued	738	587
Reinvestment of Dividends and Distributions	92	78
Net Increase from Institutional Class Shares Transactions	830	665
Investor Class Shares:
Issued	67	364
Reinvestment of Dividends and Distributions	8	6
Redeemed	(126)	(121)
Net Increase (Decrease) from Investor Class Shares Transactions	(51)	249
Net Increase in Net Assets Derived from Capital Share Transactions	779	914
Total Increase in Net Assets	785	1,619
Net Assets:
Beginning of Period	4,508	2,889
End of Year/Period (including undistributed net investment income of $9 and $56, respectively)	$5,293	$4,508

Shares Transactions:
Institutional Class:
Issued	61	57
Reinvestment of Dividends and Distributions	8	8
Redeemed	—	—
Total Institutional Class Share Transactions	69	65
Investor Class:
Issued	6	34
Reinvestment of Dividends and Distributions	1	1
Redeemed	(11)	(12)
Total Investor Class Share Transactions	(4)	23
Net Increase in Shares Outstanding	65	88

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2018 (Unaudited) and the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares
2018*	$11.54	$0.09	$0.24	$0.33	$(0.21)	$(0.04)	$(0.25)	$11.62	2.78%	$4,822	0.90%	3.12%	1.53%	7%
2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15
2016	9.71	0.20	(0.12)	0.08	(0.15)	(0.10)	(0.25)	9.54	0.96	2,684	0.90	6.34	2.23	23
2015	9.83	0.16	(0.22)	(0.06)	(0.05)	(0.01)	(0.06)	9.71	(0.62)	2,450	0.90	7.21	1.67	14
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	1,967	0.90	8.17	0.99	2
Investor Class Shares
2018*	$11.52	$0.07	$0.25	$0.32	$(0.18)	$(0.04)	$(0.22)	$11.62	2.74%	$471	1.15%	3.39%	1.26%	7%
2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15
2016	9.68	0.18	(0.12)	0.06	(0.11)	(0.10)	(0.21)	9.53	0.77	205	1.15	6.78	2.00	23
2015	9.83	0.16	(0.26)	(0.10)	(0.04)	(0.01)	(0.05)	9.68	(0.90)	164	1.15	7.50	1.46	14
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	98	1.15	8.31	0.67	2

*	For the six-month period ended April 30, 2018. All ratios for the period have been annualized.
**	Commenced operations on June 25, 2014. All ratios for the period have been annualized
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2018	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily

available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a

Notes to Financial Statements

April 30, 2018	(Unaudited)

third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2018, there were no securities valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the

Notes to Financial Statements

April 30, 2018	(Unaudited)

specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2018, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
Morgan Stanley	$15	$15	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements

April 30, 2018	(Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2018, the Fund paid $1,438 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2018, the Fund incurred $585 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2018, the Fund earned $12 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian the (“Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2019.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2018, were as follows (000):

Purchases	$1,064
Sales	$338

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended October 31,2017 and 2016 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total

2017	$84	$-	$84
2016	58	13	71

As of October 31,2017, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$89
Unrealized Appreciation	519

Total Distributable Earnings	$608

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited

Notes to Financial Statements

April 30, 2018	(Unaudited)

period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2017.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2018, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 4,725	$819	$(302)	$517

8.	Concentration of Risks:

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and through Depositary Receipts, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Medium and Small-Capitalization Company Risk – Medium and Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Investing Risk – Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Notes to Financial Statements

April 30, 2018	(Unaudited)

9.	Other:

At April 30, 2018, 100% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2018, 87% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,027.80	0.90%	$4.53
Investor Class Shares	1,000.00	1,027.33	1.15	5.78

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-007-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018